Net Income per Share - Summary of Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic net income per share
Net income from continuing operations available to common shareholders	$ 154	$ 199	$ 1,115
Net income from discontinued operations available to common shareholders	173	124	155
Total Net Income	$ 327	$ 323	$ 1,270
Weighted average number of common shares	840,079,000	838,928,000	834,141,000
Basic net income per share from continuing operations	$ 0.18	$ 0.24	$ 1.34
Basic net income per share from discontinued operations	0.21	0.15	0.18
Basic net income per share from continuing and discontinued operations	$ 0.39	$ 0.39	$ 1.52
Diluted net income per share
Net income from continuing operations available to common shareholders	$ 154	$ 199	$ 1,115
Net income from discontinued operations available to common shareholders	173	124	155
Total Net Income	$ 327	$ 323	$ 1,270
Weighted average number of common shares	840,079,000	838,928,000	834,141,000
Dilutive effect of stock options	199,000	210,000	3,208,000
Dilutive effect of share-settled performance share units	38,000	321,000
Weighted average number of diluted common shares	840,316,000	839,459,000	837,349,000
Diluted net income per share from continuing operations	$ 0.18	$ 0.24	$ 1.34
Diluted net income per share from discontinued operations	0.21	0.14	0.18
Diluted net income per share from continuing and discontinued operations	$ 0.39	$ 0.38	$ 1.52